Analysis of the net investment in business interests and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of the net investment in business interests and intangible assets
Fair value given for businesses acquired			£ (55)
Additional investment in associates	£ (51)	£ (40)
Net assets/liabilities purchased	(3,128)
Net outflow of cash in respect of acquisitions	3,179	40	55
Sale of interests in associates		27
Net assets/liabilities disposed	114	288	351
Profit on disposal	55	3
Net inflow of cash in respect of disposals	169	318	351
Cash expenditure on intangible assets	(479)	(348)	(380)
Net outflow of cash	£ (3,489)	£ (70)	£ (84)